UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06223

Legg Mason Tax-Free Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

FORM N-Q

DECEMBER 31, 2012

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.2%
Education - 16.5%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/18	$175,000	$175,676
St. John’s College Facility	5.500%	10/1/23	490,000	491,872
St. John’s College Facility	5.000%	10/1/27	1,135,000	1,201,602
St. John’s College Facility	5.000%	10/1/36	2,465,000	2,591,011
Maryland State EDC, Student Housing Revenue Bonds:
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,080,506
Senior Morgan State University Project	5.000%	7/1/34	750,000	813,067
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	539,885
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,610,475
Maryland State EDC, Utility Infrastructure Revenue:
University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	4,104,262
University of Maryland, College Park Project	5.000%	7/1/17	1,000,000	1,131,020
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,791,043
Loyola College Issue	5.000%	10/1/40	2,000,000	2,115,260
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	5,251,600
Maryland Institute College of Art	5.000%	6/1/42	800,000	836,944
Notre Dame of Maryland University	5.000%	10/1/37	1,245,000	1,337,279
Notre Dame of Maryland University	5.000%	10/1/42	2,300,000	2,458,999
The Johns Hopkins University Issue	5.000%	7/1/33	3,000,000	3,174,480
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,620,295

Total Education				35,325,276

Health Care - 19.9%
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,509,160
Calvert Health Systems Issue	5.500%	7/1/39	2,000,000	2,065,300
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,164,483
Carroll Hospital Center Inc.	4.000%	7/1/30	2,000,000	2,080,160
Carroll Hospital Center Inc.	5.000%	7/1/37	1,000,000	1,106,630
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,747,990
Johns Hopkins Medical Institutions	5.000%	5/15/35	1,300,000	1,416,376
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,654,077
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,094,670
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,637,324
Pooled Loan Program, LOC-JPMorgan Chase	0.120%	4/1/35	4,000,000	4,000,000	(a)
Refunding, MedStar Health Issue	5.500%	8/15/25	785,000	834,220
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,319,072
Suburban Hospital	5.500%	7/1/16	500,000	534,775
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,382,440
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,094,330
University of Maryland Medical System	5.000%	7/1/41	1,500,000	1,571,835
Washington County Hospital Association	5.000%	1/1/17	500,000	547,605
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,043,850
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,075,550
Washington County Hospital Issue	5.250%	1/1/23	500,000	547,425
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,140,140
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,079,360

Total Health Care				42,646,772

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 10.0%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	$2,490,000	$2,597,219
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,054,680
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,066,902
Maryland State Community Development Administration, Department of Housing and Community Development	5.375%	9/1/39	855,000	901,119
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure	4.000%	6/1/30	5,485,000	5,972,288
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,076,260
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	1,395,000	1,442,346	(b)
Montgomery County, MD, Housing Opportunities Commission, MFH & Reconstruction Development Revenue	3.450%	7/1/27	3,495,000	3,595,901
Montgomery County, MD, Housing Opportunities Commission, MFH & Reconstruction Development Revenue	3.950%	7/1/37	650,000	664,833
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development	4.625%	7/1/41	2,000,000	2,100,480

Total Housing				21,472,028

Housing: Single Family - 0.4%
Montgomery County, MD, Housing Opportunities Commission Revenue Bonds	3.000%	7/1/28	775,000	765,522

Industrial Revenue - 1.9%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	601,335
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	321,187
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	3,000,000	3,043,920

Total Industrial Revenue				3,966,442

Leasing - 2.6%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,417,822
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,021,350
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,207,030

Total Leasing				5,646,202

Local General Obligation - 5.7%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,117,480

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - continued
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	$1,270,000	$1,456,360
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,099,770
Baltimore County, MD, GO Bonds, Consol Public Improvement	3.000%	8/1/30	5,000,000	4,959,400
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds	5.000%	7/1/15	1,000,000	1,113,670
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,249,560
Montgomery County, MD, GO Bonds	5.000%	7/1/22	400,000	505,768
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	562,980

Total Local General Obligation				12,064,988

Power - 1.7%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	3,704,208

Pre-Refunded/Escrowed to Maturity - 7.0%
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,202,932	(c)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,879,466	(d)
Maryland Health & Higher EFA Revenue Bonds, College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,081,556	(d)
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital Issue	5.500%	7/1/21	2,825,000	3,041,367	(d)
LifeBridge Health Issue	5.250%	7/1/18	1,640,000	1,758,687	(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	19,285	(c)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,902,325	(c)

Total Pre-Refunded/Escrowed to Maturity				14,885,618

Special Tax Obligation - 3.0%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	3,000,000	3,261,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	2,115,414
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	1,071,480

Total Special Tax Obligation				6,448,224

State General Obligation - 5.9%
Commonwealth of Puerto Rico, GO Bonds:
Public Improvement Bonds	5.000%	7/1/25	2,000,000	2,001,420
Public Improvement Bonds	6.000%	7/1/39	5,000,000	5,118,500
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,548,600

Total State General Obligation				12,668,520

Transportation - 1.8%
Maryland State Department of Transportation, Consolidated Transportation Bonds	5.500%	2/1/15	3,000,000	3,321,780
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	3.000%	6/1/27	540,000	552,631

Total Transportation				3,874,411

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 12.8%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	$1,910,000	$2,265,680
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,248,457
Water Projects, FGIC	5.125%	7/1/42	1,000,000	1,002,590
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Revenue Bonds, Wastewater Projects, AGM	5.000%	7/1/33	4,000,000	4,639,200
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,155,720
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/16	3,425,000	3,464,079	(b)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,915,139
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,437,680
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,444,736
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,807,674

Total Water & Sewer				27,380,955

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $172,914,054)				190,849,166

SHORT-TERM INVESTMENTS - 9.6%
General Obligation - 0.9%
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.160%	6/1/23	1,800,000	1,800,000	(e)(f)

Health Care - 7.6%
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	0.160%	7/1/43	4,800,000	4,800,000	(e)(f)
Greater Baltimore Medical Center Inc.	0.200%	7/1/25	1,500,000	1,500,000	(e)(f)
Johns Hopkins University	0.100%	7/1/36	4,000,000	4,000,000	(e)(f)
LOC-JPMorgan Chase	0.140%	4/1/35	1,000,000	1,000,000	(e)(f)
University of Maryland Medical System, LOC-Wells Fargo Bank N.A.	0.130%	7/1/34	5,000,000	5,000,000	(e)(f)

Total Health Care				16,300,000

Public Facilities - 1.0%
Maryland State Stadium Authority, Lease Revenue, Baltimore Convention, SPA-Bank of New York	0.110%	12/15/14	2,100,000	2,100,000	(e)(f)

Repurchase Agreements - 0.1%
Interest in $500,000,000 joint tri-party repurchase agreement dated 12/31/12 with RBS Securities Inc.; Proceeds at maturity - $290,004; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.625% due 6/19/13 to 9/30/17; Market value - $295,802)	0.220%	1/2/13	290,000	290,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,490,000)				20,490,000

TOTAL INVESTMENTS - 98.8% (Cost - $193,404,054#)				211,339,166
Other Assets in Excess of Liabilities - 1.2%				2,521,171

TOTAL NET ASSETS - 100.0%				$213,860,337

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2012

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	18.9%
AA/Aa	27.7
A	17.5
BBB/Baa	23.9
A-1/VMIG 1	9.7
NR	2.3

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Tax-Free Income Fund (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$190,849,166	—	$190,849,166
Short-term investments†	—	20,490,000	—	20,490,000

Total investments	—	$211,339,166	—	$211,339,166

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Concentration risk. The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,315,001
Gross unrealized depreciation	(379,889)

Net unrealized appreciation	$17,935,112

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: February 28, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013